Other Payables and Accruals (Details)	Dec. 31, 2024
Bottom of range [member]
Other Payables and Accruals (Details) [Line Items]
Annual interest rate	4.00%
Top of range [member]
Other Payables and Accruals (Details) [Line Items]
Annual interest rate	10.00%